COLUMBIA ACORN TRUST

227 W. MONROE STREET, SUITE 3000

CHICAGO, IL 60602

August 22, 2011

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

Columbia Acorn Trust

1933 Act Registration No. 002-34223

1940 Act Registration No. 811-01829

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Columbia Acorn Trust (the “Trust”) certifies that:

a.	the forms of prospectuses for Columbia Acorn European Fund and Columbia Acorn Emerging Markets Fund, each a series of the Trust, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the most recent post-effective amendment to the Trust’s registration statement on Form N-1A; and

b.	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on August 17, 2011.

Very truly yours,

COLUMBIA ACORN TRUST

By:	/s/ Bruce H. Lauer
Bruce H. Lauer, Vice President, Secretary and Treasurer